Financial Assets and Financial Liabilities - Summary Of Loans And Borrowings (Parenthetical) (Detail) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure Of Financial Assets And Liabilities [Abstract]
Available line of credit maximum borrowing capacity	€ 135,415,000		€ 130,670,000
Line of credit cumulative amount drawn	95,589,000		94,442,000
Interest expenses on bank borrowings	8,520,000	€ 6,049,000
Non recourse factoring amount disposed	2,530,000		1,630,000
Non recourse factoring limit amount	12,000		12,000,000
Loan from government entity	€ 2,569,000		€ 2,656,000